SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.7%

Consumer Durables - 0.3%
YETI Holdings, Inc. *	17,000	655,350

Consumer Non-Durables - 2.8%
Constellation Brands, Inc.	7,425	2,017,818
Mondelez International, Inc.	12,850	899,500
NIKE, Inc.	9,050	850,519
PepsiCo, Inc.	10,000	1,750,100

		5,517,937

Consumer Services - 2.9%
McDonald’s Corp.	6,650	1,874,967
Visa, Inc.	13,650	3,809,442

		5,684,409

Electronic Technology - 27.9%
Apple, Inc.	110,825	19,004,271
Applied Materials, Inc.	22,175	4,573,150
Arista Networks, Inc. *	3,750	1,087,425
Broadcom, Inc.	7,075	9,377,276
NVIDIA Corp.	20,250	18,297,090
Palo Alto Networks, Inc. *	9,225	2,621,099

		54,960,311

Energy Minerals - 1.8%
Chevron Corp.	2,100	331,254
ConocoPhillips	24,600	3,131,088

		3,462,342

Finance - 2.3%
Chubb, Ltd.	5,050	1,308,607
Goldman Sachs Group, Inc.	5,150	2,151,103
JPMorgan Chase & Co.	4,900	981,470

		4,441,180

Health Services - 3.7%
Centene Corp. *	16,425	1,289,034
HCA Healthcare, Inc.	2,950	983,913
UnitedHealth Group, Inc.	10,125	5,008,838

		7,281,785

Health Technology - 6.4%
Abbott Laboratories	15,500	1,761,730
Dexcom, Inc. *	22,000	3,051,400
Gilead Sciences, Inc.	19,550	1,432,037
Intuitive Surgical, Inc. *	2,500	997,725
Johnson & Johnson	6,150	972,868
Novo Nordisk A/S, ADR	7,600	975,840
Thermo Fisher Scientific, Inc.	5,250	3,051,353
Zimmer Biomet Holdings, Inc.	3,075	405,839

		12,648,792

Industrial Services - 1.1%
Cheniere Energy, Inc.	13,675	2,205,504

Process Industries - 1.5%
Linde, PLC	2,650	1,230,448
Sherwin-Williams Co.	5,225	1,814,799

		3,045,247

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 4.5%
Aptiv, PLC *	11,650	927,922
General Dynamics Corp.	3,550	1,002,840
Honeywell International, Inc.	8,425	1,729,231
Northrop Grumman Corp.	1,875	897,487
Parker-Hannifin Corp.	3,950	2,195,371
Siemens AG, ADR	21,675	2,068,445

		8,821,296

Retail Trade - 9.9%
Amazon.com, Inc. *	63,000	11,363,940
Home Depot, Inc.	8,425	3,231,830
Lululemon Athletica, Inc. *	4,425	1,728,626
Netflix, Inc. *	2,300	1,396,859
TJX Cos., Inc.	18,075	1,833,167

		19,554,422

Technology Services - 29.9%
Accenture, PLC	10,200	3,535,422
Adobe, Inc. *	6,250	3,153,750
Alphabet, Inc. - Class A *	12,500	1,886,625
Alphabet, Inc. - Class C *	73,500	11,191,110
Atlassian Corp. *	7,675	1,497,469
Autodesk, Inc. *	6,300	1,640,646
Intuit, Inc.	5,200	3,380,000
Meta Platforms, Inc.	3,200	1,553,856
Microsoft Corp.	57,600	24,233,472
Paycom Software, Inc.	2,500	497,525
salesforce.com, Inc.	15,225	4,585,466
ServiceNow, Inc. *	2,275	1,734,460

		58,889,801

Transportation - 2.3%
FedEx Corp.	7,575	2,194,781
Union Pacific Corp.	9,200	2,262,556

		4,457,337

Utilities - 0.4%
NextEra Energy, Inc.	13,100	837,221

Total Common Stocks (cost: $57,542,051)		192,462,934

Short-Term Securities - 2.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $4,833,351)	4,833,351	4,833,351

Total Investments in Securities - 100.2% (cost $62,375,402)		197,296,285

Other Assets and Liabilities, net - (0.2)%		(466,127)

Net Assets - 100.0%		$196,830,158

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Large Cap Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	192,462,934	—	—	192,462,934
Short-Term Securities	4,833,351	—	—	4,833,351
Total:	197,296,285	—	—	197,296,285

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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